Discontinued Operations	6 Months Ended
Jun. 30, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
16.	DISCONTINUED OPERATIONS

Sale of PVBJ

On April 21, 2020, the Company’s Board of Directors authorized its resale of PVBJ pursuant to the following terms (a) the outstanding $221,800 earn-out liability was used as consideration towards the purchase of PVBJ; (b) Paul Benis agreed to apply the remaining salary due to him, as prorated from the Closing Date to the expiration date of the Employment Agreement (January 31, 2021), to the purchase of PVBJ by Benis Holdings LLC as additional consideration thereof and (c) as additional consideration for the purchase of PVBJ by Benis Holdings LLC, PVBJ shall continue to be responsible for the line of credit (see below).

Sale of Pride

On May 18, 2020, the Company executed a Purchase and Sale Agreement between with Turquino providing for our sale of 100% of Pride’s outstanding stock Pride to Turquino in return for Turquino’s assumption of the Hidalgo Notes and the Doyle Notes and the debt obligations and accrued interest related thereto (the “Agreement”). In conjunction therewith, Hidalgo and Doyle assigned the Notes to Turquino, at which time Turquino became responsible for the debt obligations upon the Notes. The Company has no further note obligations to Hidalgo or Doyle, and it reduced its debt by approximately $600,000 or 65% of the corporate debt obligations.

The gain/loss on discontinued operations consists of the following:

June 30, 2020
PVBJ
Proceeds on sale (earn-out payable exchange)	$214,074
Less: net asset value	(1,383,440)
Loss on disposal of PVBJ	$(1,169,366)

Pride
Proceeds on sale (debt forgiveness)	$500,321
Less net asset value	(120,380)
Gain on disposal of Pride	$379,941

The results of discontinued operations are as follows:

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
PVBJ
Revenue
Sales	$85,028	$747,071	$722,786	$1,422,025
Total revenue	85,028	747,071	722,786	1,422,025

Cost of goods sold
Direct costs	48,655	534,154	560,328	1,059,884
Total cost of goods sold	$48,655	$534,154	$560,328	$1,059,884

Selling, general and administrative	61,812	125,408	230,807	298,011

Net income (loss) for period	$(25,439)	$79,031	$(68,349)	$64,130

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Pride
Revenue
Sales	$440,270	$1,180,850	$1,474,460	$2,210,169
Total revenue	440,270	1,180,850	1,474,460	2,210,169

Cost of goods sold
Direct costs	323,514	775,170	1,121,121	1,445,878
Total cost of goods sold	$323,514	$775,170	$1,121,121	$1,445,878

Selling, general and administrative	147,695	372,392	440,396	632,085

Net income (loss) for period	$(30,939)	$33,288	$(87,057)	$132,206

Gain (loss) from discontinued operations:

Results from discontinued operations	$(56,378)	$112,319	$(155,406)	$196,396
Loss on disposal of assets	(789,425)	-	(789,425)	-
Loss from discontinued operations	$(845,803)	$112,319	$(944,831)	$196,396

The discontinued operations of the balance sheet as of December 31, 2019 are as follows:

	Pride	PVBJ

ASSETS
Current assets
Cash and cash equivalents	$196,705	$55,856
Accounts receivable	449,530	354,129
Prepaid expenses	2,108	9,071
Costs and earnings in excess of billings	26,045	-
Total current assets	674,388	419,056

Property and equipment, net	90,847	387,391
Security deposits and other non-current assets	31,633	-
Deferred tax asset	46,000	-
Customer lists, net	-	63,161
Right of use asset	222,524	-
Goodwill	-	1,373,621

Total assets	$1,065,393	$2,243,229

LIABILITIES

Current liabilities
Accounts payable and accrued expenses	$450,545	$94,104
Billings in excess of costs and earnings	47,098	-
Sales and withholding tax payable	37,199	-
Current operating lease liability	87,897	-
Current equipment notes payable	17,782	9,653
Current line of credit	-	269,746
Current finance lease payable	-	75,743
Income tax payable	41,426	-
Total current liabilities	681,947	449,246

Noncurrent liabilities
Earn-out payable	-	209,199
Lease operating liability	137,071	-
Finance leases	-	307,804
Equipment notes payable	33,227	38,913
Convertible notes payable – related party, net of discounts	473,770	-
Total noncurrent liabilities	644,068	555,916

Total liabilities	1,326,015	1,005,162

December 31, 2019
Pride current assets	$674,388
PVBJ current assets	419,056
Current assets of discontinued operations	$1,093,444

Pride non-current assets	$391,004
PVBJ non-current assets	1,824,173
Non-current assets of discontinued operations	$2,215,177

December 31, 2019
Pride current liabilities	$681,947
PVBJ current liabilities	449,246
Current liabilities of discontinued operations	$1,131,193

Pride non-current liabilities	$644,068
PVBJ non-current liabilities	555,916
Non-current liabilities of discontinued operations	$1,199,984